Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events
15.	SUBSEQUENT EVENTS

The Company evaluated subsequent events through March 3, 2021, the date on which these financial statements were available to be issued, to ensure that this filing includes appropriate disclosure of events both recognized in the financial statements as of December 31, 2020, and events which occurred subsequent to December 31, 2020 but were not recognized in the financial statements. Except as disclosed below, there were no events that required recognition, adjustment to or disclosure in the financial statements.

On February 2, 2021, the land purchase agreement in relation to a 41.37 acre property in Coachella, California was amended. The scheduled close of escrow was extended to March 1, 2021 and the purchase price was increased from $4.1 million to $4.2 million.

On February 5, 2021, the Company signed a Term Sheet with a commercial real estate financial services company for the provision of debt related to the potential purchase of the 41.37 acre property in Coachella, California and all site improvements and infrastructure. The terms of the debt are to provide 50% of the value of the land purchase price and 80% of the value of the site improvements and infrastructure.